INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of United States and Foreign Income (Loss) Before Income Taxes and Minority Interest

United States and foreign income (loss) before income taxes and minority interest were as follows:

	Years Ended December 31,
	2021	2020	2019

United States	$(961)	$(13,225)	$6,647
Foreign	(1,573)	(12,233)	(10,591)
	$(2,534)	$(25,458)	$(3,944)

Schedule of Components of the (Expense) Benefit for Income Taxes

	Years Ended December 31,
	2021	2020	2019
	(in thousands)
Current
Federal	$(42)	$1	$(984)
State	—	—	—
Foreign	1,284	1,044	150
Total current income tax expense (benefit)	$1,242	$1,045	$(834)
Deferred
Federal	—	—	—
State	—	—	—
Foreign	2,052	(2,827)	803
Total deferred tax expense (benefit)	$2,052	$(2,827)	$803
Total income tax expense (benefit)	$3,294	$(1,782)	$(31)

Summary of Unrecognized Tax Benefits

	Years Ended December 31,
	2021	2020	2019

Beginning balance-gross unrecognized tax benefits (UTB’s)	$3,404	$15,507	$17,496
Lapse of statute of limitations	—	—	(291)
Tax credit expiration	(160)	(12,103)	—
Rate change impact	—	—	(1,698)
Ending balance—UTB	3,244	3,404	15,507
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(12,905)
Federal benefit of state taxes	(356)	(516)	(2,062)
UTB’s that would impact the effective tax rate	$541	$541	$540

Summary of the Components of Net Deferred Tax Assets

	December 31,	December 31,
	2021	2020

Deferred Tax Assets
Allowance and reserves	$3,811	$5,681
Prepaid expense	—	93
Net operating loss carryforward	167,844	166,297
Tax credit carryforwards	6,451	6,881
Writedown/amortization of intangible assets and goodwill	—	1
Property, plant and equipment	396	815
Stock-based compensation	29	74
Accrued warranties	12	12
Other	14,052	13,874
Total deferred tax assets	192,595	193,728
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(88)	(204)
Prepaid expense	(42)	—
Total deferred tax liabilities	(130)	(204)
Total net deferred tax assets	192,465	193,524
Less: Valuation allowance	(190,334)	(189,253)
Total net deferred tax assets	$2,131	$4,271

Schedule of Reconciliation of Effective Income Tax Amount and the Federal Statutory Amount

	Years Ended December 31,
	2021	2020	2019

Federal tax (benefit) at statutory rate	$(532)	$(5,388)	$(858)
Stock compensation expense	68	148	132
Effect of differences in foreign tax rates	1,715	(1,408)	547
ASC 740-10 reserve	(21)	22	(349)
Change in deferred tax valuation allowance	1,273	4,334	1,107
Other	791	510	(610)
Total Tax Expense (Benefit)	$3,294	$(1,782)	$(31)